Note 5 - Restatement and Reclassification of Prior Period Financial Statements (Details Textual) - CAD ($)		12 Months Ended
		Mar. 31, 2020		Mar. 31, 2019		Dec. 02, 2019	Sep. 12, 2018	Apr. 01, 2018	Mar. 31, 2018
Statement Line Items [Line Items]
Retained earnings		$ (1,809,557,000)		$ (1,473,776,000)				$ 775,350,000	$ (1,140,118,000)
Profit (loss)		$ (309,659,000)		$ (266,531,000)
Total trade and other payables									648,997,000
Senior unsecured 8.75% term loan [member]
Statement Line Items [Line Items]
Borrowings, interest rate		8.75%	[1]	8.75%	[1]	8.75%	8.75%
Increase (decrease) due to corrections of prior period errors [member]
Statement Line Items [Line Items]
Sales and marketing expense				$ 4,300,000
Retained earnings				(83,075,000)				$ (59,000,000)	(58,979,000)
Profit (loss)				$ (24,096,000)
Total trade and other payables									58,979
Increase (decrease) due to corrections of prior period errors [member] | Senior unsecured 8.75% term loan [member]
Statement Line Items [Line Items]
Borrowings, interest rate				8.75%
Previously stated [member]
Statement Line Items [Line Items]
Retained earnings				$ (1,390,701,000)					754,639,000
Profit (loss)	[2]			$ (242,435,000)
Total trade and other payables									$ 590,018,000

[1]	On September 12, 2018, Just Energy entered into a US$250 million non-revolving multi-draw senior unsecured term loan facility (the "8.75% loan") with Sagard Credit Partners, LP and certain funds managed by a leading U.S.-based global fixed income asset manager. The 8.75% loan bears interest at 8.75% per annum payable semi-annually in arrears on June 30 and December 31 in each year plus fees and will mature on September 12, 2023. Counterparties were issued 7.5 million warrants at a strike price of $8.56 each, convertible to one Just Energy common stock. The value of these warrants has been assessed as nominal. The 8.75% loan has three tranches. The first tranche of US$50 million is earmarked for general corporate purposes, including to pay down Just Energy's credit facility. The second tranche of US$150 million is earmarked towards the settlement of Just Energy's 6.5% convertible bonds. The third tranche of US$50 million is earmarked for investments and future acquisitions. As of March 31, 2020, US$207.0 million was drawn from the 8.75% loan. On July 29, 2019, the Company drew US$7.0 million from the second tranche and US$7.0 million from the third tranche. The US$14 million draws were secured by a personal guarantee from a director of the Company. At March 31, 2020 the Company has US$43.0 million available under the facility to draw, earmarked for investments and future acquisitions. The Company has amended the covenants on its senior unsecured term loan facility to increase the senior debt to EBITDA covenant ratio from 1.65:1 to 2.30:1 and the total debt to EBITDA covenant from 3.50:1 to 4.25:1 for the fourth quarter of fiscal 2020. As at March 31, 2020 the Company was compliant with all of these covenants.
[2]	The March 31, 2019 statements have been adjusted to remove the discontinued operations as described in Note 24 and to reflect the implementation of the IFRIC Decision as described in Note 7.